Trade receivables and contract assets	12 Months Ended
Dec. 31, 2023
Trade receivables and contract assets
Trade receivables and contract assets
11	Trade receivables and contract assets

11.1 Trade receivables

The balances of trade receivables are presented, as follows:

	December 31, 2023	December 31, 2022
Trade receivables – Dollar denominated – from US customers	243,680	304,693
Trade receivables – Reais denominated – from Brazilian customers	151,456	133,582
Trade receivables – in other foreign currencies	78,527	64,049
(-) Expected credit losses from trade receivables	(1,712)	(653)
Trade receivables, net	471,951	501,671

The balances of trade receivables by maturity date are as follows:

	December 31, 2023		December 31, 2022
	Trade receivables	(-) Expected credit losses	Trade receivables	(-) Expected credit losses
Not due	438,076	(797)	458,802	(146)
Overdue:
from 1 to 60 days	30,182	(9)	36,995	(261)
61 to 360 days	5,401	(902)	6,140	(119)
Over 360 days	4	(4)	387	(127)
Total	473,663	(1,712)	502,324	(653)

The movement of impairment loss on trade receivables is as follows:

Balance as of January 1, 2022	(1,059)
Provision	(1,130)
Reversal	707
Write-off	655
Exchange variation	174

Balance as of December 31, 2022	(653)
Provision	(3,747)
Reversal	2,705
Write-off	20
Exchange variation	(37)

Balance as of December 31, 2023	(1,712)

11.2 Contract assets

Contract assets relate mainly to the Group’s rights to consideration for services performed, for which control has been transferred to the client, but not invoiced on the reporting date. Contract assets are transferred to receivables when the Group issues an invoice to the client.

The balances from contract assets are shown and segregated in the statement of financial position as follows:

	December 31, 2023	December 31, 2022
Contract assets – Reais denominated – from Brazilian customers	77,933	94,613
Contract assets – Dollar denominated – from US customers	38,248	104,836
Contract assets – from other customers	32,632	18,474
(-) Expected credit losses from contract assets	(1,193)	(673)
Total	147,620	217,250

The movement of expected credit losses of contract assets, is as follows:

Balance as of December 31, 2021	(913)
Reversal	94
Effect of movements in exchange rates	146
Balance as of December 31, 2022	(673)

Balance as of December 31, 2022	(673)
Provision	(534)
Effect of movements in exchange rates	14
Balance as of December 31, 2023	(1,193)